Cover Cover	Dec. 31, 2024	Dec. 03, 2024
Document Information [Line Items]
Document Type		8-K
Document Period End Date		Dec. 03, 2024
Entity Registrant Name		ARISTA NETWORKS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36468
Entity Tax Identification Number		20-1751121
Entity Address, Address Line One		5453 Great America Parkway
Entity Address, City or Town		Santa Clara
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		95054
City Area Code		408
Local Phone Number		547-5500
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.0001 par value
Trading Symbol		ANET
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001596532
Amendment Flag		false
Current Fiscal Year End Date	--12-31